long-term debt - Other (unsecured) (Details) - Dec. 31, 2025 - Redeemable preferred shares $ in Millions, $ in Millions	CAD ($)	USD ($)
long-term debt
Value of preferred shares issued	$ 274	$ 200
Promissory note liability		$ 200